Short-Term Investment - Summary of Short-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short Term Investments [Line Items]
Short-term investments	¥ 193,672	$ 30,391	¥ 0
Trading Securities
Short Term Investments [Line Items]
Trading securities	129,946	20,391	0
Held-to-maturity Debt Securities
Short Term Investments [Line Items]
Held-to-maturity debt securities	¥ 63,726	$ 10,000	¥ 0